Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance (“PvP”) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive compensation actually paid by the Company and the financial performance of the Company over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). Refer to the “Compensation Discussion and Analysis” section of this Proxy Statement for a discussion on how the Committee determines named executive officer pay.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO $	COMPENSATION ACTUALLY PAID TO CEO(a)(b)(c) $	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS(d) $	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS(a)(b)(d) $	YEAR-END VALUE OF $100 INVESTED ON 12/31/2020		NET INCOME ($MM) $	ADJUSTED DILUTED EPS(e) $
					COMPANY TSR $	S&P 500 INDUSTRIALS (TR) $
2025	16,197,391	(30,164,108)	2,739,693	668,542	174.76	189.72	589	3.34
2024	16,720,080	42,145,967	2,949,575	4,207,311	199.36	158.87	846	3.29
2023	15,523,750	66,810,613	2,832,341	4,490,942	170.30	135.24	785	2.96
2022	54,521,777	51,245,570	2,248,514	1,167,175	114.91	114.48	609	2.36
2021	11,367,565	26,768,202	2,287,667	4,355,177	135.84	121.12	565	2.09

(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	CEO					AVERAGE OTHER NEOS
	2025 $	2024 $	2023 $	2022 $	2021 $	2025 $	2024 $	2023 $	2022 $	2021 $
Summary Compensation Table (“SCT”) Total	16,197,391	16,720,080	15,523,750	54,521,777	11,367,565	2,739,693	2,949,575	2,832,341	2,248,514	2,287,667
Adjustments for Pension
Deduct: Change in Pension Value reported in SCT	0	0	0	0	0	0	0	0	0	0
Add: Amount added for current year service cost	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Add: Amount added for prior service cost impacting current year	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Adjustments for Pension	0	0	0	0	0	0	0	0	0	0
Adjustments for Equity Awards
Deduct: Grant date values in SCT	(13,502,139)	(13,487,385)	(10,782,805)	(51,297,935)	(7,454,041)	(1,828,015)	(1,930,757)	(1,647,674)	(1,240,928)	(1,070,766)

	CEO					AVERAGE OTHER NEOS
	2025 $	2024 $	2023 $	2022 $	2021 $	2025 $	2024 $	2023 $	2022 $	2021 $
Add: Year-end fair value of unvested awards granted in the current year	10,405,227	12,382,957	16,644,546	55,421,266	11,389,717	1,390,856	1,802,890	1,750,701	1,150,403	1,636,124
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	(42,541,255)	23,336,851	42,677,302	(4,849,563)	11,342,130	(1,494,795)	1,018,944	1,741,390	(643,997)	1,466,034
Add: Fair values at vest date for awards granted and vested in current year	0	0	0	0	0	0	0	0	0	0
Add: Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(723,332)	3,193,464	2,747,820	(2,549,976)	122,831	(139,199)	366,660	312,802	(346,817)	36,118
Deduct: Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0	0	0	(498,619)	0	0
Add: Dividends or dividend equivalents not otherwise included in total compensation	0	0	0	0	0	0	0	0	0	0
Total Adjustments for Equity Awards	(46,361,499)	25,425,887	51,286,863	(3,276,208)	15,400,636	(2,071,152)	1,257,737	1,658,601	(1,081,338)	2,067,510
Compensation Actually Paid	(30,164,108)	42,145,967	66,810,613	51,245,570	26,768,202	668,542	4,207,311	4,490,942	1,167,175	4,355,177

(b)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
—	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
—	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
—	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
—	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
—	Represents annual dividend yield on each vest/FYE date.
(c)
CEO Compensation Actually Paid in 2022 would have been $2,943,070 if Mr. Reynal’s special Performance-Based Award was excluded from the calculation. We believe this is an appropriate alternative way to view Compensation Actually Paid in 2022 given the long-term nature of the award with vesting events occurring five to ten years after the grant date. In our view, including all of this long-term compensation as Compensation Actually Paid in a single year does not reflect the long-term nature of the award and overstates the actual compensation paid to Mr. Reynal in 2022.

(d)	For the non-CEO NEOs, the amounts in the table reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Vikram Kini, Michael Weatherred, Andrew Schiesl, Kathleen Keene
2024: Vikram Kini, Michael Weatherred, Andrew Schiesl, Kathleen Keene
2023: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras (Former Senior Vice President and General Manager, Global Precision and Science Technologies), Michael Weatherred, Gary Gillespie
2022: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
2021: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
(e)
Adjusted Diluted EPS is our “Company-Selected Measure” pursuant to Item 402(v). Adjusted Diluted EPS is a non-GAAP metric. For a reconciliation of Adjusted Diluted EPS to Diluted EPS, see Annex A to this Proxy Statement.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
(c)
CEO Compensation Actually Paid in 2022 would have been $2,943,070 if Mr. Reynal’s special Performance-Based Award was excluded from the calculation. We believe this is an appropriate alternative way to view Compensation Actually Paid in 2022 given the long-term nature of the award with vesting events occurring five to ten years after the grant date. In our view, including all of this long-term compensation as Compensation Actually Paid in a single year does not reflect the long-term nature of the award and overstates the actual compensation paid to Mr. Reynal in 2022.

(d)	For the non-CEO NEOs, the amounts in the table reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Vikram Kini, Michael Weatherred, Andrew Schiesl, Kathleen Keene
2024: Vikram Kini, Michael Weatherred, Andrew Schiesl, Kathleen Keene
2023: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras (Former Senior Vice President and General Manager, Global Precision and Science Technologies), Michael Weatherred, Gary Gillespie
2022: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred
2021: Vikram Kini, Andrew Schiesl, Enrique Minarro-Viseras, Michael Weatherred

PEO Total Compensation Amount	$ 16,197,391	$ 16,720,080	$ 15,523,750	$ 54,521,777	$ 11,367,565
PEO Actually Paid Compensation Amount	$ (30,164,108)	42,145,967	66,810,613	51,245,570	26,768,202
Adjustment To PEO Compensation, Footnote
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	CEO					AVERAGE OTHER NEOS
	2025 $	2024 $	2023 $	2022 $	2021 $	2025 $	2024 $	2023 $	2022 $	2021 $
Summary Compensation Table (“SCT”) Total	16,197,391	16,720,080	15,523,750	54,521,777	11,367,565	2,739,693	2,949,575	2,832,341	2,248,514	2,287,667
Adjustments for Pension
Deduct: Change in Pension Value reported in SCT	0	0	0	0	0	0	0	0	0	0
Add: Amount added for current year service cost	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Add: Amount added for prior service cost impacting current year	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Adjustments for Pension	0	0	0	0	0	0	0	0	0	0
Adjustments for Equity Awards
Deduct: Grant date values in SCT	(13,502,139)	(13,487,385)	(10,782,805)	(51,297,935)	(7,454,041)	(1,828,015)	(1,930,757)	(1,647,674)	(1,240,928)	(1,070,766)

	CEO					AVERAGE OTHER NEOS
	2025 $	2024 $	2023 $	2022 $	2021 $	2025 $	2024 $	2023 $	2022 $	2021 $
Add: Year-end fair value of unvested awards granted in the current year	10,405,227	12,382,957	16,644,546	55,421,266	11,389,717	1,390,856	1,802,890	1,750,701	1,150,403	1,636,124
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	(42,541,255)	23,336,851	42,677,302	(4,849,563)	11,342,130	(1,494,795)	1,018,944	1,741,390	(643,997)	1,466,034
Add: Fair values at vest date for awards granted and vested in current year	0	0	0	0	0	0	0	0	0	0
Add: Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(723,332)	3,193,464	2,747,820	(2,549,976)	122,831	(139,199)	366,660	312,802	(346,817)	36,118
Deduct: Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0	0	0	(498,619)	0	0
Add: Dividends or dividend equivalents not otherwise included in total compensation	0	0	0	0	0	0	0	0	0	0
Total Adjustments for Equity Awards	(46,361,499)	25,425,887	51,286,863	(3,276,208)	15,400,636	(2,071,152)	1,257,737	1,658,601	(1,081,338)	2,067,510
Compensation Actually Paid	(30,164,108)	42,145,967	66,810,613	51,245,570	26,768,202	668,542	4,207,311	4,490,942	1,167,175	4,355,177

Non-PEO NEO Average Total Compensation Amount	$ 2,739,693	2,949,575	2,832,341	2,248,514	2,287,667
Non-PEO NEO Average Compensation Actually Paid Amount	$ 668,542	4,207,311	4,490,942	1,167,175	4,355,177
Adjustment to Non-PEO NEO Compensation Footnote
(a)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	CEO					AVERAGE OTHER NEOS
	2025 $	2024 $	2023 $	2022 $	2021 $	2025 $	2024 $	2023 $	2022 $	2021 $
Summary Compensation Table (“SCT”) Total	16,197,391	16,720,080	15,523,750	54,521,777	11,367,565	2,739,693	2,949,575	2,832,341	2,248,514	2,287,667
Adjustments for Pension
Deduct: Change in Pension Value reported in SCT	0	0	0	0	0	0	0	0	0	0
Add: Amount added for current year service cost	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Add: Amount added for prior service cost impacting current year	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Adjustments for Pension	0	0	0	0	0	0	0	0	0	0
Adjustments for Equity Awards
Deduct: Grant date values in SCT	(13,502,139)	(13,487,385)	(10,782,805)	(51,297,935)	(7,454,041)	(1,828,015)	(1,930,757)	(1,647,674)	(1,240,928)	(1,070,766)

	CEO					AVERAGE OTHER NEOS
	2025 $	2024 $	2023 $	2022 $	2021 $	2025 $	2024 $	2023 $	2022 $	2021 $
Add: Year-end fair value of unvested awards granted in the current year	10,405,227	12,382,957	16,644,546	55,421,266	11,389,717	1,390,856	1,802,890	1,750,701	1,150,403	1,636,124
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	(42,541,255)	23,336,851	42,677,302	(4,849,563)	11,342,130	(1,494,795)	1,018,944	1,741,390	(643,997)	1,466,034
Add: Fair values at vest date for awards granted and vested in current year	0	0	0	0	0	0	0	0	0	0
Add: Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(723,332)	3,193,464	2,747,820	(2,549,976)	122,831	(139,199)	366,660	312,802	(346,817)	36,118
Deduct: Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0	0	0	(498,619)	0	0
Add: Dividends or dividend equivalents not otherwise included in total compensation	0	0	0	0	0	0	0	0	0	0
Total Adjustments for Equity Awards	(46,361,499)	25,425,887	51,286,863	(3,276,208)	15,400,636	(2,071,152)	1,257,737	1,658,601	(1,081,338)	2,067,510
Compensation Actually Paid	(30,164,108)	42,145,967	66,810,613	51,245,570	26,768,202	668,542	4,207,311	4,490,942	1,167,175	4,355,177

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company Performance
As demonstrated in the table above, the Compensation Actually Paid values for our CEO and non-CEO NEOs are generally aligned with our performance. The data demonstrates consistent year-over-year improvement for each of the financial performance measures displayed in the table (Net Income, except 2025, and Adjusted EPS) and for Company TSR (with the exception of Company TSR in 2022 and 2025). In years where stock price has appreciated, Compensation Actually Paid exceeds the values reported in the Summary Compensation Table, whereas in the reported years of stock price depreciation, Compensation Actually Paid is lower than the amounts reported in the Summary Compensation Table. The correlation would be even stronger if Mr. Reynal’s special Performance-Based Award was not included in the Compensation Actually Paid calculation for 2022. For a discussion of the special circumstances of this award, see “Compensation Discussion and Analysis—2022 CEO Performance-Based Leadership Equity Incentive Award.” Over time, we expect that continued strong financial performance will positively influence Company TSR and increase Compensation Actually Paid, re-enforcing our commitment to pay-for-performance. As one of the key tenets of our compensation philosophy is to deliver the majority of compensation in long-term pay, each of our NEOs’ total pay packages are comprised primarily of equity awards; accordingly, we expect that the Compensation Actually Paid figures will generally move in tandem with Company TSR.
Additionally, in each of the years disclosed in the table, Company TSR directionally tracked the S&P 500 Industrials Total Return and outpaced the S&P 500 Industrials’ return in each year, except 2025. The negative Compensation Actually Paid in 2025 was primarily driven by the decrease in stock price during the year.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Company Performance
As demonstrated in the table above, the Compensation Actually Paid values for our CEO and non-CEO NEOs are generally aligned with our performance. The data demonstrates consistent year-over-year improvement for each of the financial performance measures displayed in the table (Net Income, except 2025, and Adjusted EPS) and for Company TSR (with the exception of Company TSR in 2022 and 2025). In years where stock price has appreciated, Compensation Actually Paid exceeds the values reported in the Summary Compensation Table, whereas in the reported years of stock price depreciation, Compensation Actually Paid is lower than the amounts reported in the Summary Compensation Table. The correlation would be even stronger if Mr. Reynal’s special Performance-Based Award was not included in the Compensation Actually Paid calculation for 2022. For a discussion of the special circumstances of this award, see “Compensation Discussion and Analysis—2022 CEO Performance-Based Leadership Equity Incentive Award.” Over time, we expect that continued strong financial performance will positively influence Company TSR and increase Compensation Actually Paid, re-enforcing our commitment to pay-for-performance. As one of the key tenets of our compensation philosophy is to deliver the majority of compensation in long-term pay, each of our NEOs’ total pay packages are comprised primarily of equity awards; accordingly, we expect that the Compensation Actually Paid figures will generally move in tandem with Company TSR.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Company Performance
As demonstrated in the table above, the Compensation Actually Paid values for our CEO and non-CEO NEOs are generally aligned with our performance. The data demonstrates consistent year-over-year improvement for each of the financial performance measures displayed in the table (Net Income, except 2025, and Adjusted EPS) and for Company TSR (with the exception of Company TSR in 2022 and 2025). In years where stock price has appreciated, Compensation Actually Paid exceeds the values reported in the Summary Compensation Table, whereas in the reported years of stock price depreciation, Compensation Actually Paid is lower than the amounts reported in the Summary Compensation Table. The correlation would be even stronger if Mr. Reynal’s special Performance-Based Award was not included in the Compensation Actually Paid calculation for 2022. For a discussion of the special circumstances of this award, see “Compensation Discussion and Analysis—2022 CEO Performance-Based Leadership Equity Incentive Award.” Over time, we expect that continued strong financial performance will positively influence Company TSR and increase Compensation Actually Paid, re-enforcing our commitment to pay-for-performance. As one of the key tenets of our compensation philosophy is to deliver the majority of compensation in long-term pay, each of our NEOs’ total pay packages are comprised primarily of equity awards; accordingly, we expect that the Compensation Actually Paid figures will generally move in tandem with Company TSR.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Company Performance
As demonstrated in the table above, the Compensation Actually Paid values for our CEO and non-CEO NEOs are generally aligned with our performance. The data demonstrates consistent year-over-year improvement for each of the financial performance measures displayed in the table (Net Income, except 2025, and Adjusted EPS) and for Company TSR (with the exception of Company TSR in 2022 and 2025). In years where stock price has appreciated, Compensation Actually Paid exceeds the values reported in the Summary Compensation Table, whereas in the reported years of stock price depreciation, Compensation Actually Paid is lower than the amounts reported in the Summary Compensation Table. The correlation would be even stronger if Mr. Reynal’s special Performance-Based Award was not included in the Compensation Actually Paid calculation for 2022. For a discussion of the special circumstances of this award, see “Compensation Discussion and Analysis—2022 CEO Performance-Based Leadership Equity Incentive Award.” Over time, we expect that continued strong financial performance will positively influence Company TSR and increase Compensation Actually Paid, re-enforcing our commitment to pay-for-performance. As one of the key tenets of our compensation philosophy is to deliver the majority of compensation in long-term pay, each of our NEOs’ total pay packages are comprised primarily of equity awards; accordingly, we expect that the Compensation Actually Paid figures will generally move in tandem with Company TSR.
Additionally, in each of the years disclosed in the table, Company TSR directionally tracked the S&P 500 Industrials Total Return and outpaced the S&P 500 Industrials’ return in each year, except 2025. The negative Compensation Actually Paid in 2025 was primarily driven by the decrease in stock price during the year.

Tabular List, Table
Tabular List of Financial Performance Measures Linked to Compensation Actually Paid
The following financial performance measures represent, in the Company’s view, the most important financial measures used to link Compensation Actually Paid to the NEOs in 2025 to Company performance:

Adjusted Diluted EPS
Free Cash Flow
Relative TSR vs. S&P 500 Industrials

Total Shareholder Return Amount	$ 174.76	199.36	170.3	114.91	135.84
Peer Group Total Shareholder Return Amount	$ 189.72	$ 158.87	$ 135.24	$ 114.48	$ 121.12
Company Selected Measure Amount | $ / shares	3.34	3.29	2.96	2.36	2.09
PEO Name	Mr. Reynal	Mr. Reynal	Mr. Reynal	Mr. Reynal	Mr. Reynal
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 589,000,000	$ 846,000,000	$ 785,000,000	$ 609,000,000	$ 565,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description
(e)
Adjusted Diluted EPS is our “Company-Selected Measure” pursuant to Item 402(v). Adjusted Diluted EPS is a non-GAAP metric. For a reconciliation of Adjusted Diluted EPS to Diluted EPS, see Annex A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 500 Industrials
PEO [Member]
Pay vs Performance Disclosure
PEO compensation amount if excluding special performance bonus award				$ 2,943,070
Vesting period minimum				5 years
Vesting period maximum				10 years
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	$ 0	0
PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,361,499)	25,425,887	51,286,863	(3,276,208)	15,400,636
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,502,139)	(13,487,385)	(10,782,805)	(51,297,935)	(7,454,041)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,405,227	12,382,957	16,644,546	55,421,266	11,389,717
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,541,255)	23,336,851	42,677,302	(4,849,563)	11,342,130
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(723,332)	3,193,464	2,747,820	(2,549,976)	122,831
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,071,152)	1,257,737	1,658,601	(1,081,338)	2,067,510
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,828,015)	(1,930,757)	(1,647,674)	(1,240,928)	(1,070,766)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,390,856	1,802,890	1,750,701	1,150,403	1,636,124
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,494,795)	1,018,944	1,741,390	(643,997)	1,466,034
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,199)	366,660	312,802	(346,817)	36,118
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(498,619)	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0